Note 26 - Derivative financial instruments - Commodities Derivative Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	$ (12,455)	$ (816)
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	(2,733)	(620)	$ 8,133
Commodity Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(2,313)	(808)
Hedge accounting reserve	(2,313)	(808)
Commodity Derivatives [member] | Commodities derivative contracts, LME Scrap [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives		(1,974)
Hedge accounting reserve		(1,974)
Commodity Derivatives [member] | Commodities derivative contracts, PSV Gas [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(1,415)	1,097
Hedge accounting reserve	(1,415)	1,097
Commodity Derivatives [member] | Commodities derivative contracts, Nickel [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(194)	52
Hedge accounting reserve	(194)	52
Commodity Derivatives [member] | Commodities derivative contracts, Houston Ship Channel Gas [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives		34
Hedge accounting reserve		34
Commodity Derivatives [member] | Commodities derivative contracts, Electric Energy [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(301)	(17)
Hedge accounting reserve	(301)	(17)
Commodity Derivatives [member] | Commodities derivative contracts, TTF Gas [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(403)
Hedge accounting reserve	$ (403)